Private Placement (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Private Placement (Details) [Line Items]
Public offering, shares (in Shares)	14,375,000
Sponsor
Private Placement (Details) [Line Items]
Public offering, shares (in Shares)	7,250,000
Private Placement
Private Placement (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares	$ 1.00
Additional aggregate purchase price	7,250,000